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February 3, 2010	Jeremy T. McLeod
617-951-7647
jeremy.mcleod@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn:  Patricia Williams, Esq.

Re:	Pax World Funds Trust II (the “Registrant”)
Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
File Nos. 811-22187; 333-156141

Dear Ms. Williams:

Enclosed for filing on behalf of the Registrant is Post-Effective Amendment No. 1 to the registration statement of the Registrant on Form N-1A (the “Amendment”).  The Amendment is being filed for the purpose of adding another series of the Registrant, the ESG Shares FTSE Environmental Technologies (ET50) Index Fund (the “ET50 Fund”), to its registration statement on Form N-1A.  No information contained in the Registration Statement relating to any other series of the Registrant is amended or superseded by the Amendment.

On February 29, 2008, the Trust filed with the Securities and Exchange Commission (the “Commission”) an application for an order granting exemptive relief (the “Application”) regarding the operation of the ET50 Fund and two other series of the Trust (the “KLD Funds”).  In response to comments from the staff of the Commission (the “Staff”), the Trust subsequently amended the Application on May 8, 2008 and November 17, 2008.

The Trust originally filed a registration statement on Form N-1A with the Commission on December 15, 2008.  This registration statement included three series: the ET50 Fund and the KLD Funds.  In response to comments from the Staff, the Trust amended its registration statement by filing Pre-Effective Amendment No. 1 on March 18, 2009 and Pre-Effective Amendment No. 2 on October 9, 2009.

At the Staff’s request, the Trust amended the Application on July 7, 2009 to remove the ET50 Fund.  The Commission granted the relief requested with respect to the KLD Funds on August 13, 2009.  The Trust then filed an amended Application on September 24, 2009 with respect to the ET50 Fund.

After Pre-Effective Amendment No. 2 was filed, we were notified by the Staff that, because the request for exemptive relief had not yet been granted with respect to the ET50 Fund, the Trust’s registration statement would not be declared effective unless the ET50 Fund was removed from the registration statement.  The Trust then filed Pre-Effective Amendment No. 3 on December 4, 2009, which removed the ET50 Fund from the Trust’s registration statement.  In response to certain minor additional comments from the Staff, the Trust filed Pre-Effective Amendment No. 4 on December 21, 2009, which the Commission declared effective on December 22, 2009.

We recently received comments from the Staff on the amended Application and are in the process of responding to them.  The Registrant is filing the Amendment in anticipation of receiving an order from the Commission as requested in the Application.  The Amendment is substantially identical to the information you have previously reviewed regarding the ET50 Fund in the various pre-effective amendments filed by the Trust and reflects comments received to date, but also reflects changes necessary to conform to the presentation required by the revised Form N-1A.  The Registrant anticipates requesting acceleration of the effectiveness of the Amendment as soon as practicable following the receipt of an order from the Commission granting the relief requested in the Application.

No fees are required in connection with this filing.

Please direct any comments or questions on the Amendment to the undersigned at (617) 951-7647 or, in my absence, to Jacob Comer at (617) 951-7913.

Sincerely,

/s/ Jeremy T. McLeod

Jeremy T. McLeod

Enclosure

cc:                                 Joseph Keefe

Brian McCabe

Jacob Comer